As filed with the Securities and Exchange Commission on June 16, 2014

Securities Act File No. 333-56881

Investment Company Act File No. 811-8817

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 132	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 139 (Check appropriate box or boxes)	☒

VOYA EQUITY TRUST

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr. Voya Investments, LLC 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Jeffrey S. Puretz, Esq. Dechert, LLP 1900 K Street, N.W. Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)	☐	on May 30, 2014 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date), pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐         This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post Effective Amendment No. 132 to the Registration Statement on Form N-1A pursuant to Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 132 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 13th day of June, 2014.

VOYA EQUITY TRUST

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	President, Chief Executive	June 13, 2014
Shaun P. Mathews*	Officer and Interested Trustee

	Senior Vice President and	June 13, 2014
Todd Modic*	Chief/Principal Financial Officer

	Trustee	June 13, 2014
Colleen D. Baldwin*

	Trustee	June 13, 2014
John V. Boyer*

	Trustee	June 13, 2014
Patricia W. Chadwick*

	Trustee	June 13, 2014
Albert E. DePrince Jr.*

	Trustee	June 13, 2014
Peter S. Drotch*

	Trustee	June 13, 2014
J. Michael Earley*

	Trustee	June 13, 2014
Russell H. Jones*

	Trustee	June 13, 2014
Patrick W. Kenny*

	Trustee	June 13, 2014
Joseph E. Obermeyer*

	Trustee	June 13, 2014
Sheryl K. Pressler*

	Trustee	June 13, 2014
Roger B. Vincent*

*By: /s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-Fact**

**

Powers of attorney for Shaun Mathews, Todd Modic and each Trustee, dated May 22, 2013, were filed as an attachment to Post-Effective Amendment No. 126 to the Registrant’s Form N-1A Registration Statement on May 31, 2013 and are incorporated herein by reference.

EXHIBIT INDEX

Voya Equity Trust

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase